Note 26 - Share-based Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note	2018	2017	2016
Share option programmes	26.1 (a)	14	29	170
Facilitation and advanced dividend loan modification	26.1 (b)	—	806	—
		14	835	170
	Note	2018	2017	2016

Restricted Share Units and Performance Share Units	26.2.(a)	218	853	618
Caledonia Mining South Africa employee incentive scheme	26.2.(b)	97	123	—
		315	976	618

Disclosure of range of exercise prices of outstanding share options [text block]
Number of Options	Exercise Price	Expiry Date
	Canadian $
5,000	4.00	Oct 8, 2020
18,000	11.50	Oct 13, 2021
5,000	8.10	May 30, 2022
10,000	9.30	Aug 25, 2024
38,000

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options *	Weighted Avg. Exercise Price
		Canadian $*

Options outstanding and exercisable at January 1, 2016	448,184	5.40
Expired or forfeited	(232,200)	6.50
Granted	18,000	11.50
Exercised	(141,704)	4.15
Options outstanding and exercisable at December 31, 2016	92,280	5.85
Granted	5,000	8.10
Exercised	(69,280)	4.50
Options outstanding and exercisable at December 31, 2017	28,000	9.55
Granted	10,000	9.30
Exercised	—	—
Options outstanding and exercisable at December 31, 2018	38,000	9.48

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Options granted	10,000	* 5,000	* 18,000
Grant date	February 27, 2018	May 30, 2018	October 13, 2017
Risk-free interest rate	2,86%	2.40%	0.53%
Expected stock price volatility (based on historical volatility)	32%	118%	119%
Expected option life in years	3	3	5
Exercise price	CAD 9.30	* CAD 8.10	* CAD 11.50
Share price at grant date	CAD 9.30	* CAD 8.10	* CAD 11.50
Fair value at grant date	$1.40	* $5.81	* $9.45
	*2018		*2017
	RSUs	PSUs	RSUs	PSUs
Fair value ($)	$5.46	$5.46	$7.37	$7.17
Share price ($)	$5.46	$5.46	$7.37	$7.37
Performance multiplier percentage	—	85%	—	94%
Share units granted:
	RSUs	PSUs	RSUs	PSUs
Grant - January 11, 2016	60,645	242,579	60,645	242,579
Grant - March 23, 2016	10,965	43,871	10,965	43,871
Grant - June 8, 2016	5,117	20,470	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
RSU dividend reinvestments	10,960	—	7,324	—
Total awards at December 31	92,130	324,694	88,494	324,694

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	2018	2017
	Awards
Grant - July 2017 (3 year term)	37,330	37,330
Grant - August 2018 (3 year term)	5,918	—
Awards paid out	(26,864)	—
Total awards outstanding December 31	16,384	37,330

Estimated awards expected to vest at December 31	100%	100%

Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
Modification date	June 23, 2017
Blanket Mine dividend yield	23.70% - 89.88%
Risk free interest rate	$ swap curve
Group market capitalisation at grant date ($’000)	$68,436